Loans, impaired loans and allowance for credit losses	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Loans, impaired loans and allowance for credit losses
7.	Loans, impaired loans and allowance for credit losses
(a) Loans at amortized cost

	As at
	January 31, 2022			October 31, 2021
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$330,991	$835	$330,156	$319,678	$802	$318,876
Personal loans	92,622	2,249	90,373	91,540	2,341	89,199
Credit cards	13,145	1,165	11,980	12,450	1,211	11,239
Business and government	236,072	1,243	234,829	218,944	1,272	217,672
Total	$672,830	$5,492	$667,338	$642,612	$5,626	$636,986
(b) Impaired loans
(1)(2)

	As at
	January 31, 2022			October 31, 2021
($ millions)	Gross impaired loans	Allowance for credit losses	Net	Gross impaired loans	Allowance for credit losses	Net
Residential mortgages	$1,320	$395	$925	$1,331	$374	$957
Personal loans	820	574	246	833	626	207
Credit cards	–	–	–	–	–	–
Business and government	2,295	654	1,641	2,292	655	1,637
Total	$4,435	$1,623	$2,812	$4,456	$1,655	$2,801
By geography:
Canada	$1,055	$426	$629	$1,090	$446	$644
United States	16	–	16	24	4	20
Mexico	775	281	494	758	269	489
Peru	716	350	366	699	350	349
Chile	540	194	346	512	180	332
Colombia	373	78	295	418	88	330
Other international	960	294	666	955	318	637
Total	$4,435	$1,623	$2,812	$4,456	$1,655	$2,801
(1)	Interest income recognized on impaired loans during the three months ended January 31, 2022 was $13 (October 31, 2021 – $12).
(2)	Additional interest income of approximately $61 would have been recorded if the above loans had not been classified as impaired (October 31, 2021 – $58).

(c)	Allowance for credit losses

(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;

•	Changes in the volumes of transactions;

•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and

•	Borrower migration between the three stages.
The Bank determines its allowance for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and pessimistic front loaded).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the baseline and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final baseline and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or political events.
The Bank has applied expert credit judgement in the assessment of underlying credit deterioration and migration of balances to progressive stages. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios. In these scenarios
,
the Bank considered recovery time periods ranging from more immediate (V shape), mid-term
(W shape) to longer-term (L shape) periods.
While the base case scenario expects the overall economy to trace a
V-shaped
recovery, growth and employment in individual industries are expected to show considerable heterogeneity. Some industries either have already fully recovered or are expected to fully recover over the course of the next few quarters. In contrast, the activity in other industries is expected to remain below the pre-pandemic
levels for some time even though activity is currently rebounding sharply in those sectors. This industry-level pattern of activity is referred to as a
K-shaped
recovery, and while not explicitly simulated in the base case scenario, it is incorporated through the consideration of significant increase in risk through expert credit judgement.

The following table shows certain key macroeconomic variables used to estimate the allowance for credit losses. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-
term view.

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at January 31, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	4.2	1.6	6.1	2.5	0.0	2.7	-4.6	3.5
Unemployment rate, average %	5.2	5.5	4.5	4.0	7.7	6.1	10.6	8.0
Bank of Canada overnight rate target, average %	0.9	2.4	1.5	3.7	0.3	1.9	0.3	1.2
HPI - Housing Price Index, y/y % change	9.9	1.9	12.5	3.1	3.0	3.1	-3.5	3.7
USDCAD exchange rate, average	1.21	1.20	1.20	1.19	1.25	1.20	1.27	1.23
US
Real GDP growth, y/y % change	4.2	1.9	5.4	2.6	1.2	2.7	-2.2	3.6
Unemployment rate, average %	4.1	4.2	3.9	3.8	5.8	4.8	7.1	6.2
Mexico
Real GDP growth, y/y % change	2.8	1.9	4.4	2.0	0.0	2.5	-2.6	2.8
Unemployment rate, average %	4.0	3.8	3.4	3.2	6.5	4.3	9.4	6.2
Chile
Real GDP growth, y/y % change	4.6	3.0	6.8	4.0	2.0	3.4	-2.4	4.2
Unemployment rate, average %	6.6	6.3	6.0	5.5	9.1	6.9	12.0	8.8
Peru
Real GDP growth, y/y % change	2.6	3.0	4.5	3.8	-0.6	3.8	-4.5	4.9
Unemployment rate, average %	8.7	7.4	5.8	5.1	11.2	8.0	14.1	9.9
Colombia
Real GDP growth, y/y % change	4.5	3.5	6.5	4.8	1.2	4.4	-2.6	5.4
Unemployment rate, average %	10.8	10.4	10.0	7.7	13.3	10.9	16.2	12.8
Caribbean
Real GDP growth, y/y % change	4.8	4.0	6.4	4.1	2.0	4.6	-0.6	4.9
Global
WTI oil price, average USD/bbl	69	71	75	87	59	66	56	59
Copper price, average USD/lb	4.25	4.15	4.46	4.72	3.95	3.89	3.82	3.56
Global GDP, y/y % change	4.32	3.57	5.66	4.47	1.96	4.17	-0.55	4.85

	Base Case Scenario		Alternative Scenario - Optimistic		Alternative Scenario - Pessimistic		Alternative Scenario - Pessimistic Front Loaded
As at October 31, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	3.4	1.9	5.3	2.8	-1.3	3.1	-7.4	4.3
Unemployment rate, average %	6.3	5.7	5.6	4.1	8.8	6.3	11.7	8.2
Bank of Canada overnight rate target, average %	0.3	2.0	0.9	3.6	0.3	1.2	0.3	0.5
HPI - Housing Price Index, y/y % change	11.1	2.1	13.2	3.9	3.9	3.3	-2.7	3.9
USDCAD exchange rate, average	1.24	1.21	1.23	1.20	1.28	1.21	1.30	1.24
US
Real GDP growth, y/y % change	5.7	1.6	7.3	2.1	2.4	2.4	-1.4	3.5
Unemployment rate, average %	3.8	3.5	3.4	3.2	5.6	4.1	6.8	5.6
Mexico
Real GDP growth, y/y % change	2.8	1.9	4.3	2.7	-0.4	2.7	-4.2	3.8
Unemployment rate, average %	4.0	4.0	3.6	3.1	6.5	4.5	9.4	6.4
Chile
Real GDP growth, y/y % change	6.7	2.2	8.8	3.1	3.4	3.1	-0.5	4.2
Unemployment rate, average %	6.5	6.2	5.9	5.6	9.0	6.7	12.0	8.6
Peru
Real GDP growth, y/y % change	5.0	3.2	7.7	4.3	3.6	3.7	0.0	4.7
Unemployment rate, average %	8.8	7.5	6.0	3.4	10.8	8.1	13.8	10.0
Colombia
Real GDP growth, y/y % change	5.0	3.5	6.8	4.8	3.6	4.0	0.0	5.0
Unemployment rate, average %	13.7	11.2	12.0	8.2	15.6	11.8	18.6	13.7
Caribbean
Real GDP growth, y/y % change	4.9	4.1	6.2	4.9	3.9	4.6	0.3	5.6
Global
WTI oil price, average USD/bbl	69	70	75	86	61	67	57	57
Copper price, average USD/lb	4.20	4.20	4.36	4.78	3.93	4.05	3.81	3.62
Global GDP, y/y % change	5.07	3.02	6.54	3.90	2.44	3.68	-0.69	4.48

(iii)	Sensitivity
The weighting of these multiple scenarios increased our reported allowance for credit losses for financial assets in Stage 1 and Stage 2, relative to our base case scenario, to $3,960 million (October 31, 2021 – $4,076 million) from $3,900 million (October 31, 2021 – $3,998 million). If we were to only use our pessimistic front loaded scenario for the measurement of allowance for credit losses for such assets, our allowance for credit losses on performing financial instruments would be $675 million (October 31, 2021 – $866 million) higher than the reported allowance for credit losses as at January 31, 2022. Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all of our performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $381 million (October 31, 2021 – $407 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2021	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2022
Residential mortgages	$802	$26	$(14)	$21	$835
Personal loans	2,341	111	(240)	37	2,249
Credit cards	1,211	73	(139)	20	1,165
Business and government	1,374	12	(64)	9	1,331
	$5,728	$222	$(457)	$87	$5,580
Presented as:
Allowance for credit losses on loans	$5,626				$5,492
Allowance for credit losses on acceptances (1)	37				33
Allowance for credit losses on off-balance sheet exposures (2)	65				55
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2020	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at January 31, 2021
Residential mortgages	$884	$25	$(33)	$(12)	$864
Personal loans	3,155	367	(343)	(29)	3,150
Credit cards	1,886	261	(216)	(16)	1,915
Business and government	1,892	111	(82)	(43)	1,878
	$7,817	$764	$(674)	$(100)	$7,807
Presented as:
Allowance for credit losses on loans	$7,639				$7,590
Allowance for credit losses on acceptances (1)	77				80
Allowance for credit losses on off-balance sheet exposures (2)	101				137
(1)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at January 31, 2022
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$161	$279	$395	$835
Personal loans	655	1,020	574	2,249
Credit cards	399	766	–	1,165
Business and government	198	391	654	1,243
Total (1)	$1,413	$2,456	$1,623	$5,492
(1)	Excludes allowance for credit losses of $91 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$152	$276	$374	$802
Personal loans	644	1,071	626	2,341
Credit cards	352	859	–	1,211
Business and government	186	431	655	1,272
Total (1)	$1,334	$2,637	$1,655	$5,626
(1)	Excludes allowance for credit losses of $105 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.

	As at January 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$161	$297	$406	$864
Personal loans	787	1,514	849	3,150
Credit cards	448	1,467	–	1,915
Business and government	384	538	739	1,661
Total (1)	$1,780	$3,816	$1,994	$7,590
(1)	Excludes allowance for credit losses of $220 for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks.

The following table presents the changes to the allowance for credit losses on loans.

	As at January 31, 2022				As at January 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$152	$276	$374	$802	$190	$302	$392	$884
Provision for credit losses
Remeasurement (1)	(19)	11	29	21	(65)	29	59	23
Newly originated or purchased financial assets	10	–	–	10	11	–	–	11
Derecognition of financial assets and maturities	(2)	(3)	–	(5)	(3)	(6)	–	(9)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	19	(17)	(2)	–	32	(27)	(5)	–
Stage 2	(2)	7	(5)	–	(3)	20	(17)	–
Stage 3	–	(3)	3	–	–	(12)	12	–
Gross write-offs	–	–	(21)	(21)	–	–	(37)	(37)
Recoveries	–	–	7	7	–	–	4	4
Foreign exchange and other movements	3	8	10	21	(1)	(9)	(2)	(12)
Balance at end of period (2)	$161	$279	$395	$835	$161	$297	$406	$864
Personal loans
Balance at beginning of period	$644	$1,071	$626	$2,341	$864	$1,471	$820	$3,155
Provision for credit losses
Remeasurement (1)	(156)	95	144	83	(422)	536	252	366
Newly originated or purchased financial assets	75	–	–	75	99	–	–	99
Derecognition of financial assets and maturities	(18)	(29)	–	(47)	(28)	(70)	–	(98)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	130	(127)	(3)	–	401	(398)	(3)	–
Stage 2	(30)	44	(14)	–	(92)	111	(19)	–
Stage 3	(1)	(50)	51	–	(31)	(126)	157	–
Gross write-offs	–	–	(307)	(307)	–	–	(406)	(406)
Recoveries	–	–	67	67	–	–	63	63
Foreign exchange and other movements	11	16	10	37	(4)	(10)	(15)	(29)
Balance at end of period (2)	$655	$1,020	$574	$2,249	$787	$1,514	$849	$3,150
Credit cards
Balance at beginning of period	$352	$859	$–	$1,211	$501	$1,385	$–	$1,886
Provision for credit losses
Remeasurement (1)	(52)	5	109	62	(133)	258	151	276
Newly originated or purchased financial assets	28	–	–	28	29	–	–	29
Derecognition of financial assets and maturities	(10)	(7)	–	(17)	(15)	(29)	–	(44)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	87	(87)	–	–	113	(113)	–	–
Stage 2	(13)	13	–	–	(43)	43	–	–
Stage 3	–	(28)	28	–	–	(70)	70	–
Gross write-offs	–	–	(192)	(192)	–	–	(260)	(260)
Recoveries	–	–	53	53	–	–	44	44
Foreign exchange and other movements	7	11	2	20	(4)	(7)	(5)	(16)
Balance at end of period (2)	$399	$766	$–	$1,165	$448	$1,467	$–	$1,915
Total retail loans
Balance at beginning of period	$1,148	$2,206	$1,000	$4,354	$1,555	$3,158	$1,212	$5,925
Provision for credit losses
Remeasurement (1)	(227)	111	282	166	(620)	823	462	665
Newly originated or purchased financial assets	113	–	–	113	139	–	–	139
Derecognition of financial assets and maturities	(30)	(39)	–	(69)	(46)	(105)	–	(151)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	236	(231)	(5)	–	546	(538)	(8)	–
Stage 2	(45)	64	(19)	–	(138)	174	(36)	–
Stage 3	(1)	(81)	82	–	(31)	(208)	239	–
Gross write-offs	–	–	(520)	(520)	–	–	(703)	(703)
Recoveries	–	–	127	127	–	–	111	111
Foreign exchange and other movements	21	35	22	78	(9)	(26)	(22)	(57)
Balance at end of period (2)	$1,215	$2,065	$969	$4,249	$1,396	$3,278	$1,255	$5,929
Non-retail loans:
Business and government
Balance at beginning of period	$212	$470	$655	$1,337	$478	$592	$745	$1,815
Provision for credit losses
Remeasurement (1)	(30)	(14)	76	32	(10)	21	106	117
Newly originated or purchased financial assets	56	–	–	56	89	–	–	89
Derecognition of financial assets and maturities	(41)	(20)	(11)	(72)	(83)	(13)	(2)	(98)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	42	(42)	–	–	18	(18)	–	–
Stage 2	(8)	8	–	–	(24)	24	–	–
Stage 3	–	–	–	–	–	(1)	1	–
Gross write-offs	–	–	(73)	(73)	–	–	(87)	(87)
Recoveries	–	–	9	9	–	–	5	5
Foreign exchange and other movements	2	9	(2)	9	(9)	(5)	(29)	(43)
Balance at end of period including off-balance sheet exposures (2)	$233	$411	$654	$1,298	$459	$600	$739	$1,798
Less: Allowance for credits losses on off-balance sheet exposures (3)	(35)	(20)	–	(55)	(75)	(62)	–	(137)
Balance at end of period (2)	$198	$391	$654	$1,243	$384	$538	$739	$1,661
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal and credit cards, and business and government loans totaled $61 (January 31, 2021 – $78).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

(d)	Carrying value of exposures by risk rating

Residential mortgages	As at January 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$196,025	$2,096	$–	$198,121	$187,163	$5,610	$–	$192,773
Low	71,805	559	–	72,364	69,306	1,768	–	71,074
Medium	13,267	1,733	–	15,000	9,170	3,690	–	12,860
High	931	1,938	–	2,869	904	2,284	–	3,188
Very high	58	937	–	995	16	643	–	659
Loans not graded (2)	36,976	3,346	–	40,322	34,122	3,671	–	37,793
Default	–	–	1,320	1,320	–	–	1,331	1,331
Total	$319,062	$10,609	$1,320	$330,991	$300,681	$17,666	$1,331	$319,678
Allowance for credit losses	161	279	395	835	152	276	374	802
Carrying value	$318,901	$10,330	$925	$330,156	$300,529	$17,390	$957	$318,876
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at January 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,259	$143	$–	$30,402	$30,085	$168	$–	$30,253
Low	25,792	542	–	26,334	25,719	574	–	26,293
Medium	8,343	1,067	–	9,410	8,290	1,127	–	9,417
High	5,738	2,234	–	7,972	5,686	2,307	–	7,993
Very high	60	1,288	–	1,348	82	1,157	–	1,239
Loans not graded (2)	14,957	1,379	–	16,336	14,159	1,353	–	15,512
Default	–	–	820	820	–	–	833	833
Total	$85,149	$6,653	$820	$92,622	$84,021	$6,686	$833	$91,540
Allowance for credit losses	655	1,020	574	2,249	644	1,071	626	2,341
Carrying value	$84,494	$5,633	$246	$90,373	$83,377	$5,615	$207	$89,199
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at January 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$1,572	$71	$–	$1,643	$1,517	$76	$–	$1,593
Low	2,473	105	–	2,578	2,288	135	–	2,423
Medium	3,029	100	–	3,129	2,666	166	–	2,832
High	2,726	917	–	3,643	2,237	1,225	–	3,462
Very high	31	501	–	532	21	509	–	530
Loans not graded (1)	1,233	387	–	1,620	1,158	452	–	1,610
Default	–	–	–	–	–	–	–	–
Total	$11,064	$2,081	$–	$13,145	$9,887	$2,563	$–	$12,450
Allowance for credit losses	399	766	–	1,165	352	859	–	1,211
Carrying value	$10,665	$1,315	$–	$11,980	$9,535	$1,704	$–	$11,239
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at January 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$90,799	$13	$–	$90,812	$88,308	$14	$–	$88,322
Low	18,536	17	–	18,553	17,880	12	–	17,892
Medium	7,413	31	–	7,444	6,858	36	–	6,894
High	3,522	343	–	3,865	3,103	745	–	3,848
Very high	31	319	–	350	24	212	–	236
Loans not graded (1)	10,316	1,816	–	12,132	9,126	2,204	–	11,330
Default	–	–	–	–	–	–	–	–
Carrying value	$130,617	$2,539	$–	$133,156	$125,299	$3,223	$–	$128,522
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at January 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$318,655	$2,323	$–	$320,978	$307,073	$5,868	$–	$312,941
Low	118,606	1,223	–	119,829	115,193	2,489	–	117,682
Medium	32,052	2,931	–	34,983	26,984	5,019	–	32,003
High	12,917	5,432	–	18,349	11,930	6,561	–	18,491
Very high	180	3,045	–	3,225	143	2,521	–	2,664
Loans not graded (2)	63,482	6,928	–	70,410	58,565	7,680	–	66,245
Default	–	–	2,140	2,140	–	–	2,164	2,164
Total	$545,892	$21,882	$2,140	$569,914	$519,888	$30,138	$2,164	$552,190
Allowance for credit losses	1,215	2,065	969	4,249	1,148	2,206	1,000	4,354
Carrying value	$544,677	$19,817	$1,171	$565,665	$518,740	$27,932	$1,164	$547,836
(1)	Stage 3 includes purchased or originated credit impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at January 31, 2022				As at October 31, 2021
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$123,762	$1,627	$–	$125,389	$110,786	$892	$–	$111,678
Non-investment grade	94,279	8,759	–	103,038	91,945	7,570	–	99,515
Watch list	29	3,128	–	3,157	31	3,266	–	3,297
Loans not graded (2)	2,184	9	–	2,193	2,151	11	–	2,162
Default	–	–	2,295	2,295	–	–	2,292	2,292
Total	$220,254	$13,523	$2,295	$236,072	$204,913	$11,739	$2,292	$218,944
Allowance for credit losses	198	391	654	1,243	186	431	655	1,272
Carrying value	$220,056	$13,132	$1,641	$234,829	$204,727	$11,308	$1,637	$217,672
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at January 31, 2022				As at October 31, 2021
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$191,064	$1,519	$–	$192,583	$186,056	$1,266	$–	$187,322
Non-investment grade	65,659	3,908	–	69,567	66,009	3,786	–	69,795
Watch list	12	1,348	–	1,360	12	2,160	–	2,172
Loans not graded (2)	4,071	–	–	4,071	4,155	–	–	4,155
Default	–	–	105	105	–	–	102	102
Total	$260,806	$6,775	$105	$267,686	$256,232	$7,212	$102	$263,546
Allowance for credit losses	35	20	–	55	26	39	–	65
Carrying value	$260,771	$6,755	$105	$267,631	$256,206	$7,173	$102	$263,481
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at January 31, 2022				As at October 31, 2021
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$314,826	$3,146	$–	$317,972	$296,842	$2,158	$–	$299,000
Non-investment grade	159,938	12,667	–	172,605	157,954	11,356	–	169,310
Watch list	41	4,476	–	4,517	43	5,426	–	5,469
Loans not graded (2)	6,255	9	–	6,264	6,306	11	–	6,317
Default	–	–	2,400	2,400	–	–	2,394	2,394
Total	$481,060	$20,298	$2,400	$503,758	$461,145	$18,951	$2,394	$482,490
Allowance for credit losses	233	411	654	1,298	212	470	655	1,337
Carrying value	$480,827	$19,887	$1,746	$502,460	$460,933	$18,481	$1,739	$481,153
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment, or restoring it to a current status in accordance with the Bank’s policy.

	As at January 31, 2022 (2)				As at October 31, 2021 (2)
($ millions)	31-60 days	61-90 days	91 days and greater (3)	Total	31-60 days	61-90 days	91 days and greater (3)	Total
Residential mortgages	$791	$386	$–	$1,177	$732	$327	$–	$1,059
Personal loans	424	226	–	650	411	210	–	621
Credit cards	130	84	184	398	125	83	201	409
Business and government	71	30	–	101	124	24	–	148
Total	$1,416	$726	$184	$2,326	$1,392	$644	$201	$2,237
(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	January 31 2022	October 31 2021
Unpaid principal balance (1)	$310	$303
Credit related fair value adjustments	(69)	(68)
Carrying value	241	235
Stage 3 allowance	(1)	(1)
Carrying value net related allowance	$240	$234
(1)	Represents principal amount owed net of write-offs.